Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued merchant fees	$ 11	$ 172
Income and other tax liabilities	1,074	185
Accrued legal expenses and open claims	488	382
Lease incentive, current	0	491
Accrued interest	0	259
Accrued professional services	918	872
Other current liabilities	530	386
Accrued expenses and other current liabilities	$ 3,021	$ 2,747